Convertible Notes Payable - Total convertible notes payable and accrued interest (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note payable	$ 681,059	$ 796,688	$ 154,190
Fair value of embedded put			738,602
Debt discount			(296,437)
Carrying value of convertible notes			3,242,165
Accrued interest			349,891
Total convertible notes payable and accrued interest			3,592,056
Convertible notes payable and accrued interest, current			130,251
Convertible notes payable and accrued interest, non-current			3,461,805
Total convertible notes payable and accrued interest			3,592,056
2017 Convertible Notes Payable Due November 2021 [Member]
Note payable			2,500,000
2018 Convertible Notes Payable Due January 2022 [Member]
Note payable			100,000
2018 Convertible Notes Payable Due April 2022 [Member]
Note payable			$ 200,000